CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 139,089	$ 101,149
Interest bearing deposits	31,572
Trade accounts receivable	91,928	75,350
Other receivables	6,783	5,000
Inventories	64,294	69,024
Other current assets	14,716	15,567
Total current assets	348,382	266,090
LONG-TERM INVESTMENTS	12,555	12,644
PROPERTY AND EQUIPMENT, NET	472,592	498,683
INTANGIBLE ASSETS, NET	52,620	58,737
GOODWILL	7,000	7,000
OTHER ASSETS, NET	14,715	14,067
TOTAL ASSETS	907,864	857,221
CURRENT LIABILITIES
Current maturities of debentures and short-term bank debt	41,619	48,255
Trade accounts payable	96,743	111,620
Deferred revenue and short-term customers' advances	4,835	5,731
Other current liabilities	66,608	64,654
Total current liabilities	209,805	230,260
LONG-TERM LOANS FROM BANKS	124,959	103,845
DEBENTURES	277,275	197,765
LONG-TERM CUSTOMERS' ADVANCES	7,447	7,941
EMPLOYEE RELATED LIABILITIES	87,149	97,927
DEFERRED TAX LIABILITY	25,782	20,428
OTHER LONG-TERM LIABILITIES	23,721	24,352
Total liabilities	756,138	682,518
SHAREHOLDERS' EQUITY	151,726	174,703
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 907,864	$ 857,221